Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	6 Months Ended
Sep. 30, 2021
Motor Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment useful life	4 years
Minimum [Member] | Computer Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment useful life	1 year
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment useful life	4 years
Maximum [Member] | Computer Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment useful life	3 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment useful life	5 years